N-CSRS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2022

Item 1. REPORT TO SHAREHOLDERS

Viking Mutual Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Semi-Annual Report | January 31, 2022

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian UMB Bank 928 Grand Blvd. Kansas City, MO 55479
Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Integrity Viking Funds’ (the “Funds”) annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, shareholder reports will be available on the Funds’ website (https://www.integrityvikingfunds.com/Documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you hold Fund shares through a financial intermediary and you already elected to receive shareholder reports electronically through your financial intermediary, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by notifying your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge.  You can inform your financial intermediary that you wish to continue receiving paper copies of your shareholder reports, or if you are a direct investor, by calling the Funds at 800-601-5593.  Your election to receive reports in paper will apply to all Funds you hold directly or through your financial intermediary, as applicable.

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota (each a “Fund” and collectively the “Funds”) for the semi-annual period ended January 31, 2022 (the “period”). The Funds’ portfolios and related financial statements are presented within for your review.

Economic Recap

During the period, the Federal Open Market Committee (“FOMC” or “Committee”) maintained the federal funds rate at 0 to ¼ percent. However, with inflation well above 2 percent and a strong labor market, the Committee expects it will soon be appropriate to raise the target range for the federal funds rate. The Committee noted that the path of the economy continues to depend on the course of the virus. Progress on vaccinations and an easing of supply constraints are expected to support continued gains in economic activity and employment as well as a reduction in inflation. Risks to the economic outlook remain, including from new variants of the virus. In assessing the appropriate stance of monetary policy, the Committee will continue to monitor the implications of incoming information for the economic outlook. The Committee would be prepared to adjust the stance of monetary policy as appropriate if risks emerge that could impede the attainment of the Committee’s goals.

Municipal Bond Market Recap

The municipal market started the period on a weak note posting three consecutive months of negative total returns. Sustained inflation fears and the Federal Reserve’s plans to begin tapering asset purchases pushed interest rates higher. The Federal Reserve’s tone became increasingly more hawkish throughout the first half of the period. In November the municipal market halted its three month skid and posted its strongest month of the 2021 calendar year as the Omicron variant spread rapidly. Interest rates decreased on uncertainties of how another COVID variant could possibly impact the economy. COVID concerns eased a bit in December as the Omicron variant appeared to be more contagious though less severe than previous variants. The municipal market was relatively quiet, finishing the month with a slight positive return. As the new calendar year began the municipal market posted its worst month of total returns since March of 2020. COVID concerns continued to wane and inflation continued to rise at levels not seen in decades. Expectations of multiple rate hikes in calendar year 2022 became ever more likely and weighed heavily on bond prices. For the period the municipal market finished down 3.10% as measured by the Bloomberg Barclays Municipal Bond Index. During the period, shorter (i.e. 1-10 year) and intermediate (i.e. 11-20 year) maturity bonds underperformed longer maturity (i.e. 21-30 year) bonds. Higher rated investment grade bonds slightly outperformed lower rated investment grade bonds. Municipal issuance during the period totaled approximately $165.1 billion, a 3.6% increase from the same period last year. The 10-year muni/Treasury yield ratio ended the period at 87.1% up from 66.7% on 7/31/21.

Fund Performance

The Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Viking Tax-Free Fund for Montana, and Viking Tax-Free Fund for North Dakota had total returns of -2.64%*, -2.87%*, -2.58%*, -3.24%*, -2.94%*, and -2.62%* for Class A shares and -2.52%*, -2.66%*, -2.37%*, -3.11%*, -2.80%*, and -2.40%* for Class I shares respectively during the semi-annual period ended January 31, 2022. This compares to the Morningstar Muni Single State Intermediate Category which returned -2.77% for the period. This compares to the Bloomberg Barclays Capital Municipal Index’s return of -3.10%. Five of the six Funds outperformed the index during the period due to having a lower duration than the index. However, The Oklahoma Fund performed in line with the index due to having a duration similar to the index. Additionally, the index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have negative impact on returns.

The current 3.8% Medicare surtax on investment income established by the Patient Protection and Affordable Care Act (municipals are exempt) combined with the high marginal tax rates at the federal and state levels boost the appeal of tax-exempt income. The federal marginal tax rate for taxpayers with adjusted gross incomes of $539,901 ($647,851 for married filing jointly) in 2022 is 37.0%. The after-tax yield of a 10-year U.S. Treasury Note yielding 1.78% as of January 31, 2022, falls to approximately 1.05% at the 37.0% federal tax rate plus the 3.8% Medicare surtax.

Finally, we recommend that shareholders view their investment as long-term. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it’s the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund’s website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

The Portfolio Management Team

The views expressed are those of The Portfolio Management Team of Viking Fund Management, LLC (“Viking Fund Management”, “VFM”, or the “Adviser”). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. 29, 2021 with the approval of the Funds’ Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund’s investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund’s dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.21%	2.46%	2.35%	2.20%	3.85%
Class A With sales charge (2.50%)	-4.70%	1.60%	1.84%	1.94%	3.76%
Class I Without sales charge	-1.97%	2.68%	N/A	N/A	2.37%
* November 15, 1990 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.14% and 0.89%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.58%	1.37%	1.60%	1.56%	3.82%
Class A With sales charge (2.50%)	-5.00%	0.53%	1.08%	1.31%	3.74%
Class I Without sales charge	-2.24%	1.62%	N/A	N/A	1.53%
* December 5, 1991 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.44% and 1.19%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.56%	1.75%	2.12%	2.06%	3.34%
Class A With sales charge (2.50%)	-4.95%	0.91%	1.61%	1.81%	3.25%
Class I Without sales charge	-2.31%	2.00%	N/A	N/A	1.94%
* November 17, 1993 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.16% and 0.91%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.22%	2.31%	2.28%	2.13%	3.57%
Class A With sales charge (2.50%)	-4.66%	1.47%	1.76%	1.87%	3.47%
Class I Without sales charge	-1.97%	2.57%	N/A	N/A	2.22%
* September 25, 1996 for Class A; November 1, 2017 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.14% and 0.89%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98%. and 0.73%, respectively The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends. The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-2.46%	2.12%	2.22%	1.97%	3.49%
Class A With sales charge (2.50%)	-4.94%	1.28%	1.71%	1.71%	3.37%
Class I Without sales charge	-2.20%	2.38%	2.46%	N/A	1.65%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for Class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.13% and 0.88%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment

Average Annual Total Returns for the periods ended January 31, 2022

	1 year	3 year	5 year	10 year	Since Inception*
Class A Without sales charge	-1.96%	1.81%	1.87%	1.86%	3.52%
Class A With sales charge (2.50%)	-4.45%	0.95%	1.36%	1.61%	3.40%
Class I Without sales charge	-1.71%	2.07%	2.14%	N/A	1.43%
* August 3, 1999 for Class A; August 1, 2016 for Class I

The total annual fund operating expense ratio for class A and I (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 1.22% and 0.97%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent six month period ended January 31, 2022 was 0.98% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to waive fees and reimburse expenses through November 29, 2022 so that total annual fund operating expenses after fee waivers and expense reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% and 0.73%, respectively, of average daily net assets. This expense limitation agreement may only be terminated or modified prior to November 29, 2022 with the approval of the Fund’s Board of Trustees.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund’s performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

General Obligation	42.6%
Utilities	15.0%
Pre-Refunded	12.9%
Health Care	11.9%
Other Revenue	8.3%
Cash Equivalents and Other	4.7%
Education	3.6%
Transportation	1.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.3%)

Education (3.6%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$917,398
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	501,280
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	530,410
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	938,006
		2,887,094
General Obligation (42.6%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,030,060
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	494,390
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,108,537
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	274,015
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	274,908
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	369,198
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	271,053
Franklin County Unified School District No 289 Wellsville 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	360,000	390,402
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	383,268
Geary County Unified School District No 475 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	500,000	538,720
Geary County Unified School District No 475 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	519,120
City of Hillsboro KS 3.000% 09/01/2024	100,000	103,817
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	238,032
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	239,189
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	247,510
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	423,305
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	593,935
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,404,260
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	502,040
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	267,345
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2029	500,000	587,440
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2030	285,000	338,808
Johnson County Unified School District No 512 Shawnee Mission 3.000% 10/01/2038 Callable @ 100.000 10/01/2030	1,000,000	1,075,610
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	726,681
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	560,055
City of Leawood KS 2.000% 09/01/2032 Callable @ 100.000 09/01/2029	500,000	502,395
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,147,553
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	529,500
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	834,240
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,102,040
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	10,009
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2040 Callable @ 100.000 09/01/2028	400,000	412,964
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2041 Callable @ 100.000 09/01/2028	400,000	411,836
Montezuma Unified School District No 371 4.000% 09/01/2036 Callable @ 100.000 09/01/2029	250,000	280,278
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	930,069
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	347,187
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,574,325
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	263,618
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	797,692
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	772,337
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,101,160
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	1,086,930
County of Saline KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2030	500,000	497,140
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	566,230
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	448,760
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	513,505
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	87,174
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	379,019
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,023,280
City of Topeka KS 3.000% 08/15/2022	500,000	506,010
City of Wichita KS 4.500% 09/01/2022	150,000	150,167
City of Wichita KS 4.750% 09/01/2027	180,000	180,036
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	242,763
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	410,369
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	979,650
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	987,410
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,161,630
		34,198,971
Health Care (11.9%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,063,126
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	518,900
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	587,923
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	102,256
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,728,450
City of Olathe KS 4.000% 09/01/2028	250,000	250,195
City of Olathe KS 4.000% 09/01/2030	295,000	295,077
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	529,185
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	561,320
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,090,300
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,355,960
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	513,230
		9,595,921
Other Revenue (8.3%)
Clay Center Public Building Commission 3.000% 09/01/2027	290,000	314,325
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	827,048
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	675,602
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	507,345
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	412,812
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,033,520
City of Manhattan KS 5.000% 12/01/2026	265,000	260,983
City of Manhattan KS 4.500% 12/01/2025	415,000	409,377
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,400
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	101,532
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,096,730
		6,639,674
Pre-Refunded (12.9%)
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	274,885
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	274,885
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	549,770
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	537,395
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,396,330
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	138,502
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	143,632
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	117,976
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	112,847
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	533,100
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	325,888
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	258,540
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	258,360
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	514,225
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	259,485
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	509,630
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	87,103
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	338,184
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	512,850
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	410,040
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	509,765
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	266,305
		10,329,696
Transportation (1.0%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	559,385
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	280,103
		839,488
Utilities (15.0%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,056,170
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	280,720
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	560,235
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	839,146
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,116,220
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	336,735
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	533,975
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	552,225
City of McPherson KS Water System Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	150,000	161,088
City of McPherson KS Water System Revenue 3.000% 10/01/2032 Callable @ 100.000 10/01/2029	175,000	186,694
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	403,971
City of Olathe KS Water & Sewer System Revenue 4.000% 07/01/2029	500,000	586,520
Saline County Public Building Commission/KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2028	410,000	442,345
Saline County Public Building Commission/KS 2.000% 09/01/2031 Callable @ 100.000 09/01/2028	435,000	435,174
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	523,650
City of Topeka KS Combined Utility Revenue 3.000% 08/01/2034 Callable @ 100.000 08/01/2029	900,000	959,157
City of Wichita KS Water & Sewer Utility Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	350,000	379,509
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,276,638
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	553,665
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	579,665
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	260,712
		12,024,212

TOTAL MUNICIPAL BONDS (COST: $74,924,509)		$76,515,056

OTHER ASSETS LESS LIABILITIES (4.7%)		3,764,747

NET ASSETS (100.0%)		$80,279,803

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

General Obligation	32.0%
Health Care	19.0%
Pre-Refunded	10.8%
Housing	8.6%
Education	8.4%
Utilities	6.9%
Transportation	6.7%
Other Revenue	4.9%
Cash Equivalents and Other	2.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (8.4%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	$940,000	$1,073,799
		1,073,799
General Obligation (32.0%)
City of Auburn ME 4.500% 09/01/2022	100,000	102,267
City of Auburn ME 3.000% 09/01/2031	350,000	388,983
City of Biddeford ME 4.000% 10/01/2026	250,000	282,440
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	502,040
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	590,082
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	100,845
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	252,832
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	253,647
City of Portland ME 5.000% 08/01/2022	125,000	125,025
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	489,397
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	104,837
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	107,080
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	552,805
City of Waterville ME 4.000% 07/01/2025	135,000	135,020
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	107,184
		4,094,485
Health Care (19.0%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,002
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	40,009
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,068,720
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	533,365
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	535,735
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	256,220
		2,439,051
Housing (8.6%)
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	408,888
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	161,918
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	165,233
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	244,695
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	126,411
		1,107,144
Other Revenue (4.9%)
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	126,835
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	129,003
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	110,900
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	261,970
		628,708
Pre-Refunded (10.8%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	817,703
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	274,013
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	273,710
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	15,937
		1,381,362
Transportation (6.7%)
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	262,213
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	102,177
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	106,565
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	106,428
City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	275,865
		853,248
Utilities (6.9%)
Kennebunk Light & Power District 5.000% 08/01/2022	110,000	110,017
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	527,800
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	242,567
		880,384

TOTAL MUNICIPAL BONDS (COST: $12,247,504)		$12,458,181

OTHER ASSETS LESS LIABILITIES (2.7%)		343,289

NET ASSETS (100.0%)		$12,801,469

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

General Obligation	43.2%
Utilities	27.7%
Pre-Refunded	13.5%
Health Care	3.3%
Other Revenue	3.2%
Transportation	3.0%
Cash Equivalents and Other	2.7%
Education	2.7%
Housing	0.7%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.3%)

Education (2.7%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	$310,000	$329,843
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	373,829
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	305,709
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	500,480
		1,509,861
General Obligation (43.2%)
Kearney School District 3.000% 12/15/2024	350,000	367,528
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,012,720
City of Columbus NE 3.000% 12/15/2033 Callable @ 100.000 09/01/2026	325,000	338,686
City of Columbus NE 3.000% 12/15/2036 Callable @ 100.000 09/01/2026	400,000	414,444
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	373,733
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,911,289
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,047,090
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	564,415
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	563,305
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	345,237
Elkhorn School District 5.000% 06/15/2022	475,000	482,448
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	1,025,390
Douglas County School District No 15 3.000% 12/15/2046 Callable @ 100.000 09/29/2026	500,000	508,885
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	460,210
Ralston Public Schools 3.000% 12/15/2041 Callable @ 100.000 12/15/2030	750,000	783,690
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	510,030
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	255,344
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	271,475
County of Kearney NE 4.000% 06/01/2024	350,000	372,029
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	624,474
City of La Vista NE 3.000% 09/15/2041 Callable @ 100.000 01/05/2027	250,000	257,170
Lancaster County School District 001 5.000% 01/15/2023	750,000	781,028
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	718,277
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,184,721
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	580,241
Superior Public Schools 1.450% 12/15/2022	340,000	342,094
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	565,840
City of Omaha NE 3.000% 04/15/2041 Callable @ 100.000 04/15/2031	1,000,000	1,061,990
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,111,009
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	579,050
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	530,905
Papio Missouri River Natural Resource District 3.000% 12/01/2036 Callable @ 100.000 10/12/2026	600,000	622,950
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	308,967
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	462,940
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	1,056,280
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	1,008,083
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	1,039,650
		24,443,616
Health Care (3.3%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	230,282
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	552,765
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	369,629
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	497,777
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	238,388
		1,888,840
Housing (0.7%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	401,569
		401,569
Other Revenue (3.2%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	775,500.00
Omaha Public Facilities Corp 4.000% 04/15/2031	250,000	297,200.00
Omaha Public Facilities Corp 4.000% 04/15/2032 Callable @ 100.000 04/15/2031	250,000	293,352.50
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	444,169.80
		1,810,222

Pre-Refunded (13.5%)
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	331,626
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	555,840
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	554,490
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	508,660
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,023,140
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,000,000
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	287,423
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	266,160
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	286,898
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,694,520
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	561,860
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	286,233
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	254,348
		7,611,196
Transportation (3.0%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	572,010
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,122,580
		1,694,590
Utilities (27.7%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,045,680
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	512,890
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	511,925
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	109,641
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	343,764
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	342,618
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	341,448
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	342,423
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	269,058
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	288,516
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	418,892
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	256,535
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	504,175
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	100,823
Nebraska Public Power District 4.000% 01/01/2044 Callable @ 100.000 01/01/2031	500,000	569,565
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	283,193
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,638,966
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	274,430
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	274,155
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	549,175
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	269,713
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	858,525
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	453,432
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	282,598
Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,226,420
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	276,195
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	506,174
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	434,296
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	394,828
		15,680,052

TOTAL MUNICIPAL BONDS (COST: $54,228,239)		$55,039,946

OTHER ASSETS LESS LIABILITIES (2.7%)		$1,536,946

NET ASSETS (100.0%)		$56,576,892

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Other Revenue	40.7%
Utilities	25.2%
Education	8.3%
Transportation	7.2%
Health Care	6.6%
General Obligation	6.4%
Pre-Refunded	4.1%
Housing	1.0%
Cash Equivalents and Other	0.5%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.5%)

Education (8.3%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	$19,000	$19,867
Oklahoma Development Finance Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2031	425,000	480,191
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	295,767
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	305,527
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	321,101
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	331,430
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	297,515
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	432,245
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	558,125
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	687,050
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	557,210
University of Oklahoma/The 5.000% 07/01/2034	735,000	918,632
University of Oklahoma/The 4.000% 07/01/2035 Callable @ 100.000 07/01/2031	500,000	581,855
University of Oklahoma/The 4.000% 07/01/2036	500,000	571,975
		6,358,490
General Obligation (6.4%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	200,090
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	670,280
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	676,569
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	599,426
City of Lawton OK 2.000% 12/01/2022	500,000	504,635
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	512,700
*City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,455,166
City of Perkins OK 3.000% 06/01/2033	125,000	133,811
City of Perkins OK 3.000% 06/01/2034	115,000	122,368
		4,875,045
Health Care (6.6%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	922,226
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	236,068
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	281,888
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	373,505
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	388,861
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	277,873
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	264,618
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	404,602
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	203,114
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	886,562
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	270,063
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	511,435
		5,020,812
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	565,000	579,244
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	185,000	195,079
		774,322
Other Revenue (40.7%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	442,866
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	482,454
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	505,248
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,156,208
Carter County Public Facilities Authority 3.000% 09/01/2033 Callable @ 100.000 09/01/2031	520,000	554,289
Carter County Public Facilities Authority 3.000% 09/01/2034 Callable @ 100.000 09/01/2031	535,000	569,053
Carter County Public Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	550,000	582,566
Carter County Public Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2031	575,000	606,723
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,088,294
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	427,333
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	773,309
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	438,665
#Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	1,060,968
#Johnston County Educational Facilities Authority 4.000% 09/01/2032	645,000	761,461
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	262,183
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	619,465
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	427,456
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	520,140
Love County Educational Facilities Authority 3.000% 12/01/2038 Callable @ 100.000 12/01/2031	765,000	801,781
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	514,975
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	562,810
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	456,280
Oklahoma City Economic Development Trust 4.000% 03/01/2034 Callable @ 100.000 03/01/2031	1,180,000	1,384,565
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	392,599
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	446,416
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	707,444
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	258,055
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	941,630
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,170,710
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	280,823
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	160,619
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	165,838
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	170,982
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	176,216
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	284,018
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	208,005
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	194,420
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	398,993
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	424,276
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	237,599
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	326,491
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	640,839
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	556,055
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	965,606
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,007,751
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	708,331
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	1,103,470
Pottawatomie County Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2030	625,000	660,013
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	749,042
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	255,915
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	510,560
Seminole County Educational Facilities Authority 3.000% 12/01/2030	415,000	431,343
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	570,378
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	277,630
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	206,654
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	562,385
		31,150,190
Pre-Refunded (4.1%)
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	505,727
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	250,410
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	555,820
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	399,615
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	150,866
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	531,290
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	783,465
		3,177,192
Transportation (7.2%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,258,100
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,099,300
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	110,120
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,498,982
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	159,745
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	351,537
		5,477,784
Utilities (25.2%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	793,298
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	523,640
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,099,910
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	585,075
Edmond Public Works Authority 4.000% 07/01/2047 Callable @ 100.000 07/01/2027	1,000,000	1,106,280
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	334,490
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	548,420
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	111,265
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	185,617
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	140,903
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	585,115
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	1,000,000	1,174,390
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	273,610
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	546,620
Oklahoma Water Resources Board 4.000% 10/01/2035 Callable @ 100.000 10/01/2031	430,000	506,063
Oklahoma Water Resources Board 4.000% 10/01/2036 Callable @ 100.000 10/01/2031	200,000	234,994
Oklahoma Water Resources Board 3.000% 10/01/2036 Callable @ 100.000 10/01/2030	650,000	693,992
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	367,468
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	932,547
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,629,127
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,109,013
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	535,192
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	591,859
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,557,405
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,112,050
		19,278,341

TOTAL MUNICIPAL BONDS (COST: $75,381,683 )		$76,112,176

OTHER ASSETS LESS LIABILITIES (0.5%)		$385,304

NET ASSETS (100.0%)		$76,497,481

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of January 31, 2022.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

General Obligation	48.6%
Health Care	13.3%
Other Revenue	8.4%
Utilities	7.1%
Pre-Refunded	7.0%
Education	5.8%
Housing	4.5%
Cash Equivalents and Other	3.7%
Transportation	1.6%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (5.8%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	$280,000	$302,700
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	500,000	512,250
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,178,280
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	634,990
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	519,191
Montana State Board of Regents 4.000% 11/15/2040 Callable @ 100.000 11/15/2031	315,000	362,833
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	458,928
Montana State Board of Regents 4.000% 11/15/2046 Callable @ 100.000 11/15/2031	1,225,000	1,390,951
		5,360,122
General Obligation (48.6%)
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	571,439
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	570,145
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	499,249
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	430,291
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	246,256
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	261,802
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	947,835
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	506,863
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	270,774
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	624,068
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	644,790
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	665,235
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	572,755
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	533,850
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	783,090
Cascade County High School District No C Centerville 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	175,000	183,787
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	328,924
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	268,188
Cascade County School District 5/5C Centerville 3.000% 07/01/2037 Callable @ 100.000 07/01/2031	245,000	260,457
Cascade County School District 5/5C Centerville 3.000% 07/01/2039 Callable @ 100.000 07/01/2031	365,000	384,984
Cascade County School District 5/5C Centerville 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	210,042
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	546,569
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,136,910
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	250,000	266,770
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	250,000	265,135
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	745,702
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	799,838
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	543,669
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	688,617
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	521,125
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	311,037
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	905,836
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	809,724
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	356,959
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	614,260
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	649,920
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	914,536
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	663,650
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	282,433
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	433,783
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	575,098
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	304,027
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	391,251
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	507,362
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	300,836
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	598,055
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	589,535
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	585,240
Missoula County School District No 7 Lolo 3.000% 07/01/2045 Callable @ 100.000 07/01/2031	470,000	487,033
Missoula County School District No 7 Lolo 3.000% 07/01/2046 Callable @ 100.000 07/01/2031	480,000	496,176
Missoula County School District No 7 Lolo 3.000% 07/01/2047 Callable @ 100.000 07/01/2031	510,000	526,325
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	338,640
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	215,820
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	270,333
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	543,865
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	819,323
State of Montana 4.000% 08/01/2023	385,000	405,109
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	919,818
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	515,645
State of Montana 5.000% 08/01/2030	500,000	638,705
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	279,863
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,079,864
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	396,741
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	802,769
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	281,395
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	281,030
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,193,299
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	363,393
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	607,338
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	313,987
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	469,566
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	369,058
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	237,861
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	550,365
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	663,390
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	329,559
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	445,837
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	969,728
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,189,580
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,761,960
		44,836,067
Health Care (13.3%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,171,090
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,163,270
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,179,350
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,065,180
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	581,340
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	227,174
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,696,620
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,099,509
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	998,933
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	495,801
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	814,205
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	758,848
		12,251,320
Housing (4.5%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	55,000	55,443
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	225,000	227,961
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	80,000	81,049
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	100,000	101,174
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	95,000	97,231
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	90,000	93,304
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	250,000	258,453
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	145,000	149,408
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	260,000	280,558
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,020,000	1,070,470
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	715,000	737,051
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	400,000	406,804
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	600,000	644,190
		4,203,094
Other Revenue (8.4%)
City of Billings MT 5.500% 07/01/2026	185,000	185,015
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	493,366
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	913,005
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	786,077
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	445,913
Gallatin County Rural Improvement District 5.500% 07/01/2025	325,000	325,029
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,180
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	1,005,533
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	589,155
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	568,533
Madison County Rural Improvement District 5.500% 07/01/2025	10,000	10,001
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,180
City of Missoula MT 4.750% 07/01/2027	90,000	90,015
City of Missoula MT 6.000% 07/01/2030	180,000	180,070
City of Missoula MT 5.125% 07/01/2026	125,000	125,018
		7,717,090
Pre-Refunded (7.0%)
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,019,700
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,156,278
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	537,575
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	256,524
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	563,518
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,091,490
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	391,542
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	489,231
		6,505,858
Transportation (1.6%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	885,768
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,016
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,017
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,063
		1,460,864
Utilities (7.1%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	306,920
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,601,899
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	224,421
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	234,407
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	273,295
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	271,143
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	270,803
Four Corners County Water & Sewer District 4.000% 07/01/2035 Callable @ 100.000 07/01/2031	585,000	672,136
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	610,000	698,956
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	525,000	602,522
City of Missoula MT Water System Revenue 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	565,000	681,379
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	679,938
		6,517,817

TOTAL MUNICPAL BONDS (COST: $87,461,186)		$88,852,232

OTHER ASSETS LESS LIABILITIES (3.7%)		$3,454,203

NET ASSETS (100.0%)		$92,306,435

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS January 31, 2022 (unaudited)

Other Revenue	21.9%
General Obligation	28.6%
Education	13.8%
Health Care	11.6%
Cash Equivalents and Other	9.2%
Housing	8.2%
Utilities	3.7%
Pre-Refunded	3.0%
100.0%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2022 (unaudited)

	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (90.8%)

Education (13.8%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	$415,000	$442,905
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	380,972
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	527,635
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	261,190
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	551,850
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	189,684
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	189,502
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	192,588
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	392,196
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	1,000,000	1,121,500
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	251,693
		4,501,714
General Obligation (28.6%)
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	427,472
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	520,036
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	257,194
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	347,827
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	514,745
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	509,865
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	202,356
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	1,074,010
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	578,248
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	360,478
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	546,110
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	250,016
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	486,780
West Fargo Park District 3.000% 05/01/2029	275,000	300,460
West Fargo Park District 2.000% 05/01/2030 Callable @ 100.000 05/01/2029	285,000	290,216
West Fargo Park District 2.000% 05/01/2031 Callable @ 100.000 05/01/2029	290,000	293,724
West Fargo Park District 2.000% 05/01/2032 Callable @ 100.000 05/01/2029	295,000	296,885
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	1,068,220
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	534,585
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	204,490
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	234,855
		9,298,570
Health Care (11.6%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	215,806
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	251,575
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	517,806
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	651,281
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,404,371
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	252,618
City of Grand Forks ND 5.125% 12/01/2025	250,000	264,210
City of Langdon ND 6.200% 01/01/2025	100,000	100,017
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	110,060
		3,767,745
Housing (8.2%)
North Dakota Housing Finance Agency 1.150% 01/01/2028	500,000	497,250
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	483,185
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	440,000	461,248
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	125,000	133,739
North Dakota Housing Finance Agency 3.750% 07/01/2038	315,000	326,091
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	215,000	222,357
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	210,000	215,996
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	300,000	310,278
		2,650,143
Other Revenue (21.9%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	266,648
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	528,225
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	284,220
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	523,820
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	360,791
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	508,265
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	525,465
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,269,863
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	255,548
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	457,733
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	536,404
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	521,120
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,043
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	412,644
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	280,129
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	145,592
		7,116,509
Pre-Refunded (3.0%)
County of Burleigh ND 5.000% 07/01/2022	300,000	305,751
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	253,988
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	406,428
		966,167
Utilities (3.7%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	290,722
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	486,285
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	187,425
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	250,373
		1,214,805

TOTAL MUNICIPAL BONDS (COST: $29,340,448)		$29,515,653

OTHER ASSETS LESS LIABILITIES (9.2%)		2,998,859

NET ASSETS (100.0%)		$32,514,512

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2022 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
ASSETS
Investments in securities, at cost	$74,924,509	$12,247,504	$54,228,239

Investments in securities, at value	$76,515,056	$12,458,181	$55,039,946
Cash and cash equivalents	2,807,976	278,521	1,240,340
Receivable for Fund shares sold	25,363	0	9,786
Accrued interest receivable	1,063,879	83,685	486,487
Receivable from affiliate	10,501	5,364	8,741
Prepaid expenses	2,193	2,212	3,070
Total assets	$80,424,968	$12,827,963	$56,788,370

LIABILITIES
Payable for Fund shares redeemed	33,468	1,529	125,344
Distributions payable	21,354	3,408	19,601
Trustees’ fees payable	8,089	1,428	5,765
Payable to affiliates	72,855	15,420	53,883
Accrued expenses	9,399	4,709	6,885
Total liabilities	$145,165	$26,494	$211,478

NET ASSETS	$80,279,803	$12,801,469	$56,576,892

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$79,242,707	$13,014,637	$56,701,144
Distributable earnings (accumulated losses)	1,037,096	(213,168)	(124,252)

NET ASSETS	$80,279,803	$12,801,469	$56,576,892

Net Assets - Class A	$68,699,738	$12,291,156	$54,211,016
Net Assets - Class I	$11,580,065	$510,313	$2,365,876
Shares outstanding - Class A	6,423,102	1,171,528	5,266,339
Shares outstanding - Class I	1,082,151	48,609	229,877
Net asset value per share - Class A*	$10.70	$10.49	$10.29
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$10.97	$10.76	$10.55
Net asset value per share - Class I	$10.70	$10.50	$10.29

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2022 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
ASSETS
Investments in securities, at cost	$75,381,683	$87,461,186	$29,340,448

Investments in securities, at value	$76,112,176	$88,852,232	$29,515,653
Cash and cash equivalents	2,565,424	3,448,489	2,745,907
Receivable for Fund shares sold	25,000	3,020	0
Accrued interest receivable	765,644	464,202	298,790
Receivable from affiliate	10,377	11,692	6,577
Prepaid expenses	2,940	3,176	892
Total assets	$79,481,561	$92,782,811	$32,567,819

LIABILITIES
Payable for securities purchased	$1,841,024	$0	$0
Payable for Fund shares redeemed	1,046,935	345,107	7,802
Distributions payable	7,387	27,800	4,699
Trustees’ fees payable	8,213	9,744	3,273
Payable to affiliates	72,343	83,194	31,724
Accrued expenses	8,178	10,531	5,809
Total liabilities	$2,984,080	$476,376	$53,307

NET ASSETS	$76,497,481	$92,306,435	$32,514,512

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$76,084,363	$94,075,809	$33,216,413
Distributable earnings (accumulated losses)	413,118	(1,769,374)	(701,901)

NET ASSETS	$76,497,481	$92,306,435	$32,514,512

Net Assets - Class A	$72,139,534	$75,108,226	$30,628,407
Net Assets - Class I	$4,357,947	$17,198,209	$1,886,105
Shares outstanding - Class A	6,181,391	7,539,013	3,058,350
Shares outstanding - Class I	373,054	1,726,088	188,259
Net asset value per share - Class A*	$11.67	$9.96	$10.01
Maximum sales charge - Class A	2.50%	2.50%	2.50%
Public offering price per share - Class A	$11.97	$10.22	$10.27
Net asset value per share - Class I	$11.68	$9.96	$10.02

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2022 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,062,627	$184,036	$716,349
Total investment income	$1,062,627	$184,036	$716,349

EXPENSES
Investment advisory fees	$205,093	$35,044	$147,665
Distribution (12b-1) fees - Class A	88,976	16,460	70,673
Transfer agent fees	52,247	11,436	38,465
Administrative service fees	75,574	27,960	59,494
Professional fees	7,595	2,414	5,788
Reports to shareholders	192	109	124
License, fees, and registrations	1,337	1,607	2,136
Audit fees	6,614	1,105	4,710
Trustees’ fees	3,733	603	2,649
Transfer agent out-of-pockets	3,579	1,082	2,004
Legal fees	3,797	807	2,701
Insurance expense	824	156	736
Total expenses	$452,483	$99,883	$339,737
Less expenses waived or reimbursed (See Note 7)	(64,053)	(32,250)	(53,475)
Total net expenses	$388,430	$67,633	$286,262

NET INVESTMENT INCOME (LOSS)	$674,197	$116,403	$430,087

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$1,867	$1,779	$(467)
Net change in unrealized appreciation (depreciation) of investments	(2,851,451)	(502,104)	(1,884,290)
Net realized and unrealized gain (loss) on investments	$(2,849,584)	$(500,325)	$(1,884,757)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,175,387)	$(383,922)	$(1,454,670)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2022 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INVESTMENT INCOME
Interest	$929,805	$1,209,346	$427,309
Total investment income	$929,805	$1,209,346	$427,309

EXPENSES
Investment advisory fees	$203,612	$242,870	$84,348
Distribution (12b-1) fees - Class A	95,881	98,634	39,712
Transfer agent fees	51,892	61,314	23,268
Administrative service fees	75,159	86,151	41,765
Professional fees	7,813	8,804	3,876
Reports to shareholders	88	227	102
License, fees, and registrations	1,225	1,772	519
Audit fees	6,955	8,016	2,689
Trustees’ fees	3,937	4,487	1,524
Transfer agent out-of-pockets	2,024	3,018	780
Legal fees	3,825	4,562	1,527
Insurance expense	1,044	1,113	425
Total expenses	$456,927	$524,902	$202,727
Less expenses waived or reimbursed (See Note 7)	(63,794)	(71,653)	(39,815)
Total net expenses	$393,133	$453,249	$162,912

NET INVESTMENT INCOME (LOSS)	$536,672	$756,097	$264,397

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(80,692)	$(60,866)	$(12,152)
Net change in unrealized appreciation (depreciation) of investments	(3,041,231)	(3,479,871)	(1,109,861)
Net realized and unrealized gain (loss) on investments	$(3,121,923)	$(3,540,737)	$(1,122,013)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,585,251)	$(2,784,640)	$(857,616)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2022 (unaudited)

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$674,197	$116,403	$430,087
Net realized gain (loss) from investment transactions	1,867	1,779	(467)
Net change in unrealized appreciation (depreciation) of investments	(2,851,451)	(502,104)	(1,884,290)
Net increase (decrease) in net assets resulting from operations	$(2,175,387)	$(383,922)	$(1,454,670)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(573,034)	$(108,381)	$(408,661)
Distributions - Class I	(101,006)	(8,014)	(21,428)
Total distributions	$(674,040)	$(116,395)	$(430,089)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$3,793,263	$643,617	$5,081,122
Proceeds from sale of shares - Class I	2,332,075	1,975	90,900
Proceeds from reinvested dividends - Class A	504,091	88,361	300,800
Proceeds from reinvested dividends - Class I	43,660	7,714	18,161
Cost of shares redeemed - Class A	(3,816,415)	(1,442,596)	(4,730,319)
Cost of shares redeemed - Class I	(915,903)	(447,409)	(156,731)
Net increase (decrease) in net assets resulting from capital share transactions	$1,940,771	$(1,148,338)	$603,937

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(908,656)	$(1,648,655)	$(1,280,822)
NET ASSETS, BEGINNING OF PERIOD	81,188,459	14,450,124	57,857,714
NET ASSETS, END OF PERIOD	$80,279,803	$12,801,469	$56,576,892

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2022 (unaudited)

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$536,672	$756,097	$264,397
Net realized gain (loss) from investment transactions	(80,692)	(60,866)	(12,152)
Net change in unrealized appreciation (depreciation) of investments	(3,041,231)	(3,479,871)	(1,109,861)
Net increase (decrease) in net assets resulting from operations	$(2,585,251)	$(2,784,640)	$(857,616)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(499,783)	$(593,312)	$(246,364)
Distributions - Class I	(36,811)	(162,758)	(17,688)
Total distributions	$(536,594)	$(756,070)	$(264,052)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$4,471,644	$3,060,777	$2,082,682
Proceeds from sale of shares - Class I	262,510	1,844,062	1,250
Proceeds from reinvested dividends - Class A	467,998	523,691	219,601
Proceeds from reinvested dividends - Class I	26,190	67,855	15,725
Cost of shares redeemed - Class A	(6,880,779)	(5,310,061)	(1,364,560)
Cost of shares redeemed - Class I	(718,686)	(2,103,824)	(134,417)
Net increase (decrease) in net assets resulting from capital share transactions	$(2,371,119)	$(1,917,500)	$820,281

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(5,492,964)	$(5,458,210)	$(301,387)
NET ASSETS, BEGINNING OF PERIOD	81,990,445	97,764,645	32,815,899
NET ASSETS, END OF PERIOD	$76,497,481	$92,306,435	$32,514,512

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Kansas	Maine	Nebraska
	Municipal	Municipal	Municipal
	Fund	Fund	Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,292,832	$263,536	$882,312
Net realized gain (loss) from investment transactions	8,491	(20,973)	(233,081)
Net change in unrealized appreciation (depreciation) of investments	(407,289)	(103,184)	(427,907)
Net increase (decrease) in net assets resulting from operations	$894,034	$139,379	$221,324

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,119,334)	$(243,843)	$(838,183)
Distributions - Class I	(173,767)	(19,693)	(44,130)
Total distributions	$(1,293,101)	$(263,536)	$(882,313)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$12,125,958	$746,316	$6,885,906
Proceeds from sale of shares - Class I	4,199,396	436,085	2,118,920
Proceeds from reinvested dividends - Class A	978,594	193,649	597,347
Proceeds from reinvested dividends - Class I	75,614	16,169	28,875
Cost of shares redeemed - Class A	(5,362,369)	(1,923,398)	(3,042,700)
Cost of shares redeemed - Class I	(495,580)	(531,264)	(1,286,780)
Net increase (decrease) in net assets resulting from capital share transactions	$11,521,613	$(1,062,443)	$5,301,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	$11,122,546	$(1,186,600)	$4,640,579
NET ASSETS, BEGINNING OF PERIOD	70,065,913	15,636,724	53,217,135
NET ASSETS, END OF PERIOD	$81,188,459	$14,450,124	$57,857,714

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2021

	Oklahoma
	Municipal	Tax-Free	Tax-Free
	Fund	Fund For MT	Fund For ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,138,779	$1,570,384	$577,838
Net realized gain (loss) from investment transactions	186,911	(88)	(46,417)
Net change in unrealized appreciation (depreciation) of investments	266,011	5,907	(39,589)
Net increase (decrease) in net assets resulting from operations	$1,591,701	$1,576,203	$491,832

DISTRIBUTIONS TO SHAREHOLDERS
Distributions - Class A	$(1,053,791)	$(1,255,956)	$(530,263)
Distributions - Class I	(84,816)	(314,236)	(46,932)
Total distributions	$(1,138,607)	$(1,570,192)	$(577,195)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class A	$19,889,220	$11,800,545	$5,366,327
Proceeds from sale of shares - Class I	1,079,030	5,478,338	466,104
Proceeds from reinvested dividends - Class A	912,990	1,092,106	466,282
Proceeds from reinvested dividends - Class I	61,434	126,885	38,431
Cost of shares redeemed - Class A	(6,526,838)	(5,914,446)	(3,726,671)
Cost of shares redeemed - Class I	(999,148)	(1,019,327)	(578,856)
Net increase (decrease) in net assets resulting from capital share transactions	$14,416,688	$11,564,101	$2,031,617

TOTAL INCREASE (DECREASE) IN NET ASSETS	$14,869,782	$11,570,112	$1,946,254
NET ASSETS, BEGINNING OF PERIOD	67,120,663	86,194,533	30,869,645
NET ASSETS, END OF PERIOD	$81,990,445	$97,764,645	$32,815,899

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the “Trust”) was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the “Funds”).

The Kansas Municipal Fund (“KS Muni Fund”), Maine Municipal Fund (“ME Muni Fund”), Nebraska Municipal Fund (“NE Muni Fund”), and Oklahoma Municipal Fund (“OK Muni Fund”), Viking Tax-Free Fund for Montana (“Tax-Free Fund for MT”), and Viking Tax-Free Fund for North Dakota (“Tax-Free Fund for ND”) seek the highest level of current income that is exempt from both federal income tax and each Fund’s respective state income tax as is consistent with preservation of capital.  KS Muni Fund is a diversified Fund.  ME Muni Fund, NE Muni Fund, OK Muni Fund, Tax-Free Fund for MT and Tax Free Fund for ND are non-diversified Funds.

Each Fund in the Trust currently offers both Class A and Class I shares. Class A shares are sold with an initial sales charge of 2.50% and a distribution fee of up to 0.25% on an annual basis. Class I shares are sold without sales charge or distribution fee. The two classes of shares represent interest in each Fund’s same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

Each Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—The Funds value their investments at fair value. Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by the Funds’ administrative services agent, Integrity Fund Services, LLC (“Integrity Fund Services” or “IFS”). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds that are not traded on an exchange are valued at the investment company’s net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds’ Schedules of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments into the Funds of $500,000 or more, a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of January 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended January 31, 2022, the Funds did not incur any interest or penalties.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years, which include the current and prior three tax years, are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized into interest income using the effective yield method over the lives of the respective securities.

Cash and cash equivalents— The Funds consider investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on an accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the specific identification basis. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of estimates—The financial statements have been prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Multiple class allocations—The Funds simultaneously use the settled shares method to allocate income and fund-wide expenses and use the relative net assets method to allocate gains and losses. Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2022:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Municipal Bonds	$0	$76,515,056	$0	$76,515,056
	Total	$0	$76,515,056	$0	$76,515,056

ME Muni Fund	Municipal Bonds	$0	$12,458,181	$0	$12,458,181
	Total	$0	$12,458,181	$0	$12,458,181

NE Muni Fund	Municipal Bonds	$0	$55,039,946	$0	$55,039,946
	Total	$0	$55,039,946	$0	$55,039,946

OK Muni Fund	Municipal Bonds	$0	$76,112,176	$0	$76,112,176
	Total	$0	$76,112,176	$0	$76,112,176

Tax-Free	Municipal Bonds	$0	$88,852,232	$0	$88,852,232
Fund for MT	Total	$0	$88,852,232	$0	$88,852,232

Tax-Free	Municipal Bonds	$0	$29,515,653	$0	$29,515,653
Fund for ND	Total	$0	$29,515,653	$0	$29,515,653

The Funds did not hold any Level 3 assets during the six months ended January 31, 2022.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2022, were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Purchases	$3,895,343	$829,063	$7,934,813	$11,627,151	$11,250,133	$2,929,180
Sales	$2,541,425	$1,360,000	$5,344,550	$8,725,231	$3,241,411	$3,121,290

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/2022:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	345,960	59,833	481,428	372,975	299,382	201,982
Shares issued from reinvestments	46,191	8,244	28,669	39,181	51,438	21,514
Shares redeemed	(349,825)	(134,218)	(448,863)	(575,515)	(519,897)	(133,265)
Net increase (decrease)	42,326	(66,141)	61,234	(163,359)	(169,077)	90,231

Class I
Shares sold	213,943	183	8,633	21,820	179,504	122
Shares issued from reinvestments	4,000	718	1,731	2,190	6,663	1,540
Shares redeemed	(83,524)	(41,624)	(15,117)	(59,957)	(205,849)	(13,038)
Net increase (decrease)	134,419	(40,723)	(4,753)	(35,947)	(19,682)	(11,376)

Year Ended 7/31/2021:	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Class A	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Shares sold	1,098,407	68,605	646,434	1,653,923	1,145,467	518,839
Shares issued from reinvestments	88,645	17,803	56,110	76,013	106,211	45,177
Shares redeemed	(485,862)	(176,936)	(285,666)	(543,792)	(574,742)	(360,560)
Net increase (decrease)	701,190	(90,528)	416,878	1,186,144	676,936	203,456

Class I
Shares sold	379,851	39,940	198,528	89,675	531,743	45,152
Shares issued from reinvestments	6,849	1,486	2,713	5,111	12,337	3,721
Shares redeemed	(44,854)	(48,983)	(120,798)	(82,650)	(98,890)	(56,186)
Net increase (decrease)	341,846	(7,557)	80,443	12,136	445,190	(7,313)

NOTE 6: Income Tax Information

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending July 31, 2022.

At July 31, 2021, the Funds’ most recent fiscal year end, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Investments at cost	$73,927,962	$12,831,230	$51,987,476	$72,962,796	$79,944,506	$29,636,160
Unrealized appreciation	$4,454,623	$713,173	$2,700,434	$3,772,468	$4,874,701	$1,297,220
Unrealized depreciation	(12,009)	(380)	(4,438)	(378)	(3,376)	(11,694)
Net unrealized appreciation*	$4,442,614	$712,793	$2,695,996	$3,772,090	$4,871,325	$1,285,526

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

The tax character of distributions were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
Year ended 7/31/21:	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Tax-exempt income	$1,293,101	$263,536	$882,313	$1,138,607	$1,570,192	$577,195

Year ended 7/31/20:
Tax-exempt income	$1,340,649	$301,120	$980,593	$1,162,817	$1,687,472	$657,820

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Undistributed tax-exempt income	$20,400	$3,349	$19,418	$7,269	$24,745	$4,680
Distributions payable	(20,395)	(3,318)	(19,415)	(7,263)	(24,637)	(4,707)
Accumulated capital and other losses	(556,096)	(425,674)	(935,494)	(237,133)	(3,100,097)	(865,732)
Unrealized appreciation/(depreciation)	4,442,614	712,793	2,695,996	3,772,090	4,871,325	1,285,526
Total accumulated earnings/(deficit)	$3,886,523	$287,150	$1,760,505	$3,534,963	$1,771,336	$419,767

The Funds’ capital loss carryforward amounts as of July 31, 2021 are as follows:

	KS Muni	ME Muni	NE Muni	OK Muni	Tax-Free	Tax-Free
	Fund	Fund	Fund	Fund	Fund for MT	Fund for ND
Non-expiring S-T losses	$529,076	$397,966	$930,782	$237,133	$1,961,930	$656,202
Non-expiring L-T losses	27,020	27,708	4,712	0	1,138,167	209,530
Total	$556,096	$425,674	$935,494	$237,133	$3,100,097	$865,732

Capital loss carryforward utilized	$11,250	$0	$0	$187,079	$153	$0

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management (“VFM”), the Funds’ investment adviser; Integrity Funds Distributor, LLC (“Integrity Funds Distributor” or “IFD”), the Funds’ underwriter and distributor; and IFS, the Funds’ transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC (“Corridor Investors” or “Corridor”), the Funds’ sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the “Advisory Agreement”) provides for fees to be computed at an annual rate of 0.50% of each Fund’s average daily net assets. VFM has contractually agreed to waive its management fee and to reimburse expenses for the Funds, other than extraordinary or non-recurring expenses, taxes, brokerage fees, commissions, and acquired fund fees and expenses, until November 29, 2022 so that the net annual operating expenses do not exceed 0.98% and 0.73% for Class A and I, respectively. After November 29, 2022, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/2022			Payable 1/31/2022
	Advisory Fees	Waived	Reimb.	Advisory	Waived	Reimb.
KS Muni Fund	$205,093	$64,053	$0	$34,518	$10,501	$0
ME Muni Fund	$35,044	$32,250	$0	$5,559	$5,364	$0
NE Muni Fund	$147,665	$53,475	$0	$24,434	$8,741	$0
OK Muni Fund	$203,612	$63,794	$0	$33,656	$10,377	$0
Tax-Free Fund for MT	$242,870	$71,653	$0	$40,056	$11,692	$0
Tax-Free Fund for ND	$84,348	$39,815	$0	$14,051	$6,577	$0

VFM is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which VFM waived fees or reimbursed expenses for each Fund. Each Fund will make repayments to the VFM only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation. As of January 31, 2022, the following amounts are available to be repaid to VFM.

	Expires 7/31/24	Expires 7/31/25
KS Muni Fund	$125,783	$ 64,053
ME Muni Fund	$63,574	$ 32,250
NE Muni Fund	$109,033	$ 53,475
OK Muni Fund	$122,886	$ 63,794
Tax-Free Fund for MT	$142,929	$ 71,653
Tax Free Fund for ND	$79,584	$ 39,815

IFD serves as the principal underwriter and distributor for the Funds and receives sales charges deducted from Fund share sales proceeds and CDSC from applicable Fund share redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called “Distribution Plan expenses.” The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/2022			Payable 1/31/2022
	Sales Charges	CDSC	Distribution Fees	Distribution Fees
KS Muni Fund - A	$20,036	$461	$88,976	$14,932
ME Muni Fund - A	$2,622	$0	$16,460	$2,670
NE Muni Fund - A	$14,501	$6,622	$70,673	$11,684
OK Muni Fund - A	$16,905	$0	$95,881	$15,870
Tax-Free Fund for MT - A	$15,245	$1,528	$98,634	$16,284
Tax-Free Fund for ND - A	$2,344	$0	$39,712	$6,618

IFS acts as the Funds’ transfer agent for a monthly variable fee equal to 0.12% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and sub-transfer agent out-of-pocket expenses and an additional fee of $500 per month for each additional share class. IFS also acts as the Funds’ administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% on the first $0 to $200 million and at a lower rate in excess of $200 million of the Funds’ average daily net assets on an annual basis plus reimbursement of out-of-pocket expenses and an additional fee of $1,000 per month for each additional share class. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/2022		Payable 1/31/2022
	Transfer	Admin.	Transfer	Admin.
	Agency Fees	Service Fees	Agency Fees	Service Fees
KS Muni Fund	$55,826	$75,574	$10,682	$12,723
ME Muni Fund	$12,518	$27,960	$2,577	$4,614
NE Muni Fund	$40,469	$59,494	$7,866	$9,899
OK Muni Fund	$53,916	$75,159	$10,336	$12,481
Tax-Free Fund for MT	$64,332	$86,151	$12,580	$14,274
Tax-Free Fund for ND	$24,048	$41,765	$4,063	$6,992

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund’s portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.15	$10.83	$10.53	$10.78	$11.13

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.19	$0.23	$0.29	$0.28	$0.30
Net realized and unrealized gain (loss) on investments (1)	(0.38)	(0.07)	0.32	0.30	(0.25)	(0.35)
Total from investment operations	$(0.29)	$0.12	$0.55	$0.59	$0.03	$(0.05)

Distributions from net investment income	$(0.09)	$(0.19)	$(0.23)	$(0.29)	$(0.28)	$(0.30)

NET ASSET VALUE, END OF PERIOD	$10.70	$11.08	$11.15	$10.83	$10.53	$10.78

Total Return (excludes any applicable sales charge) #	(2.64%)	1.05%	5.11%	5.69%	0.32%	(0.42%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$68,700	$70,686	$63,309	$52,936	$56,489	$61,775
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.15%	1.17%	1.18%	1.16%	1.15%
Ratio of net investment income to average net assets ^ (2)	1.73%	1.67%	2.06%	2.74%	2.67%	2.76%
Portfolio turnover rate #	3.23%	4.30%	15.21%	28.75%	21.27%	6.85%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Period
	Months	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08	$11.15	$10.83	$10.54	$10.74

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.21	$0.25	$0.32	$0.23
Net realized and unrealized gain (loss) on investments (1)	(0.38)	(0.07)	0.32	0.29	(0.20)
Total from investment operations	$(0.28)	$0.14	$0.57	$0.61	$0.03

Distributions from net investment income	$(0.10)	$(0.21)	$(0.25)	$(0.32)	$(0.23)

NET ASSET VALUE, END OF PERIOD	$10.70	$11.08	$11.15	$10.83	$10.54

Total Return (excludes any applicable sales charge) #	(2.52%)	1.30%	5.36%	5.86%	0.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$11,580	$10,503	$6,756	$5,413	$2,828
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.90%	0.92%	0.93%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.99%	1.92%	2.31%	2.99%	2.99%
Portfolio turnover rate #	3.23%	4.30%	15.21%	28.75%	21.27%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.89	$10.97	$10.85	$10.64	$10.88	$11.31

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.19	$0.21	$0.26	$0.24	$0.25
Net realized and unrealized gain (loss) on investments (1)	(0.40)	(0.08)	0.12	0.21	(0.24)	(0.43)
Total from investment operations	$(0.31)	$0.11	$0.33	$0.47	$0.00	$(0.18)

Distributions from net investment income	$(0.09)	$(0.19)	$(0.21)	$(0.26)	$(0.24)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$10.49	$10.89	10.97	10.85	10.64	10.88

Total Return (excludes any applicable sales charge) #	(2.87%)	1.00%	3.08%	4.45%	0.04%	(1.55%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$12,291	$13,477	$14,573	$14,622	$17,742	$19,811
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.44%	1.40%	1.40%	1.41%	1.33%	1.25%
Ratio of net investment income to average net assets ^ (2)	1.51%	1.73%	1.94%	2.40%	2.28%	2.31%
Portfolio turnover rate #	6.29%	15.80%	22.13%	7.56%	10.91%	21.81%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Period
	Months	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.89	$10.98	$10.85	$10.65	$10.84

Income (loss) from investment operations:
Net investment income (loss)	$0.10	$0.22	$0.24	$0.28	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.39)	(0.09)	0.13	0.20	(0.19)
Total from investment operations	$(0.29)	$0.13	$0.37	$0.48	$0.01

Distributions from net investment income	$(0.10)	$(0.22)	$(0.24)	$(0.28)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.50	$10.89	$10.98	$10.85	$10.65

Total Return (excludes any applicable sales charge) #	(2.66%)	1.16%	3.43%	4.61%	0.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$510	$973	$1,063	$570	$325
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	1.19%	1.15%	1.15%	1.16%	1.11%
Ratio of net investment income to average net assets ^ (2)	1.75%	1.98%	2.19%	2.65%	2.53%
Portfolio turnover rate #	6.29%	15.80%	22.13%	7.56%	10.91%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$10.64	$10.77	$10.58	$10.25	$10.46	$10.82

Income (loss) from investment operations:
Net investment income (loss)	$0.08	$0.17	$0.21	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss) on investments (1)	(0.35)	(0.13)	0.19	0.33	(0.21)	(0.36)
Total from investment operations	$(0.27)	$0.04	$0.40	$0.57	$0.03	$(0.11)

Distributions from net investment income	$(0.08)	$(0.17)	$(0.21)	$(0.24)	$(0.24)	$(0.25)

NET ASSET VALUE, END OF PERIOD	$10.29	$10.64	$10.77	$10.58	$10.25	$10.46

Total Return (excludes any applicable sales charge) #	(2.58%)	0.38%	3.81%	5.65%	0.34%	(1.01%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$54,211	$55,363	$51,557	$44,793	$45,182	$50,095
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.16%	1.18%	1.19%	1.21%	1.21%	1.18%
Ratio of net investment income to average net assets ^ (2)	1.53%	1.59%	1.96%	2.33%	2.36%	2.35%
Portfolio turnover rate #	9.51%	8.21%	13.06%	8.20%	8.99%	22.92%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Period
	Months	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$10.63	$10.76	$10.57	$10.25	$10.42

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.20	$0.23	$0.27	$0.20
Net realized and unrealized gain (loss) on investments (1)	(0.34)	(0.13)	0.19	0.32	(0.17)
Total from investment operations	$(0.25)	$0.07	$0.42	$0.59	$0.03

Distributions from net investment income	$(0.09)	$(0.20)	$(0.23)	$(0.27)	$(0.20)

NET ASSET VALUE, END OF PERIOD	$10.29	$10.63	$10.76	$10.57	$10.25

Total Return (excludes any applicable sales charge) #	(2.37%)	0.63%	4.07%	5.81%	0.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$2,366	$2,495	$1,660	$1,071	$206
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.91%	0.93%	0.94%	0.96%	0.97%
Ratio of net investment income to average net assets ^ (2)	1.80%	1.84%	2.21%	2.58%	2.63%
Portfolio turnover rate #	9.51%	8.21%	13.06%	8.20%	8.99%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six
	Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
NET ASSET VALUE, BEGINNING OF PERIOD	$12.14	$12.08	$11.86	$11.47	$11.74	$12.10

Income (loss) from investment operations:
Net investment income (loss)	$0.08	$0.18	$0.24	$0.29	$0.27	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.47)	0.06	0.22	0.39	(0.27)	(0.36)
Total from investment operations	$(0.39)	$0.24	0.46	0.68	0.00	$(0.09)

Distributions from net investment income	$(0.08)	$(0.18)	$(0.24)	$(0.29)	$(0.27)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$11.67	$12.14	$12.08	$11.86	$11.47	$11.74

Total Return (excludes any applicable sales charge) #	(3.24%)	2.03%	3.92%	5.98%	(0.04%)	(0.71%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$72,140	$77,021	$62,321	$44,534	$41,362	$47,374
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.14%	1.14%	1.17%	1.20%	1.19%	1.16%
Ratio of net investment income to average net assets ^ (2)	1.41%	1.51%	1.99%	2.46%	2.28%	2.30%
Portfolio turnover rate #	11.23%	11.13%	13.69%	18.37%	13.03%	5.30%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Period
	Months	Year	Year	Year	From
	Ended	Ended	Ended	Ended	11/1/17* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18
NET ASSET VALUE, BEGINNING OF PERIOD	$12.15	$12.09	$11.87	$11.48	$11.69

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.21	$0.27	$0.31	$0.22
Net realized and unrealized gain (loss) on investments (1)	(0.47)	0.06	0.22	0.39	(0.21)
Total from investment operations	$(0.38)	$0.27	$0.49	$0.70	$0.01

Distributions from net investment income	$(0.09)	$(0.21)	$(0.27)	$(0.31)	$(0.22)

NET ASSET VALUE, END OF PERIOD	$11.68	$12.15	$12.09	$11.87	$11.48

Total Return (excludes any applicable sales charge) #	(3.11%)	2.29%	4.18%	6.24%	0.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,358	$4,970	$4,799	$3,420	$989
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.89%	0.89%	0.92%	0.95%	0.96%
Ratio of net investment income to average net assets ^ (2)	1.68%	1.76%	2.25%	2.71%	2.62%
Portfolio turnover rate #	11.23%	11.13%	13.69%	18.37%	13.03%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95	$10.26

Income (loss) from investment operations:
Net investment income (loss)	$0.08	$0.17	$0.22	$0.25	$0.14	$0.24	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.38)	(0.01)	0.17	0.32	(0.22)	0.13	(0.31)
Total from investment operations	$(0.30)	$0.16	$0.39	$0.57	$(0.08)	$0.37	$(0.04)

Less Distributions:
Dividends from net investment income	$(0.08)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)
Total distributions	$(0.08)	$(0.17)	$(0.22)	$(0.25)	$(0.14)	$(0.24)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$9.96	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95

Total Return (excludes any applicable sales charge) #	(2.94%)	1.57%	3.89%	5.90%	(0.74%)	3.77%	(0.43%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$75,108	$79,710	$72,738	$60,520	$62,913	$68,990	$75,870
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.13%	1.13%	1.15%	1.17%	1.17%	1.15%	1.16%
Ratio of net investment income to average net assets ^ (2)	1.57%	1.65%	2.15%	2.54%	2.52%	2.42%	2.63%
Portfolio turnover rate #	3.59%	12.00%	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR MONTANA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven		Period
	Months	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95	$10.41

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.20	$0.25	$0.28	$0.16	$0.27	$0.12
Net realized and unrealized gain (loss) on investments (1)	(0.38)	(0.01)	0.17	0.32	(0.22)	0.13	(0.46)
Total from investment operations	$(0.29)	$0.19	$0.42	$0.60	$(0.06)	$0.40	$(0.34)

Less Distributions:
Dividends from net investment income	$(0.09)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)
Total distributions	$(0.09)	$(0.20)	$(0.25)	$(0.28)	$(0.16)	$(0.27)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$9.96	$10.34	$10.35	$10.18	$9.86	$10.08	$9.95
Total Return (excludes any applicable sales charge) #	(2.80%)	1.82%	4.15%	6.16%	(0.59%)	4.03%	(3.32%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,198	$18,055	$13,456	$9,305	$7,639	$5,196	$821
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.88%	0.88%	0.90%	0.92%	0.91%	0.90%	0.92%
Ratio of net investment income to average net assets ^ (2)	1.83%	1.90%	2.40%	2.80%	2.77%	2.65%	2.74%
Portfolio turnover rate #	3.59%	12.00%	10.52%	19.78%	16.63%	20.44%	16.58%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS A

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven
	Months	Year	Year	Year	Months	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36	$10.39	$10.31	$10.07	$10.26	$10.20	$10.47

Income (loss) from investment operations:
Net investment income (loss)	$0.08	$0.19	$0.23	$0.27	$0.15	$0.26	$0.27
Net realized and unrealized gain (loss) on investments (1)	(0.35)	(0.03)	0.08	0.24	(0.19)	0.06	(0.27)
Total from investment operations	$(0.27)	$0.16	$0.31	$0.51	$(0.04)	$0.32	$0.00

Less Distributions:
Dividends from net investment income	$(0.08)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)
Total distributions	$(0.08)	$(0.19)	$(0.23)	$(0.27)	$(0.15)	$(0.26)	$(0.27)

NET ASSET VALUE, END OF PERIOD	$10.01	$10.36	$10.39	$10.31	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	(2.62%)	1.57%	3.06%	5.10%	(0.40%)	3.12%	(0.08%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$30,628	$30,747	$28,719	$22,508	$22,910	$23,548	$25,385
Ratio of expenses to average net assets after waivers ^ (2)	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waivers ^	1.22%	1.24%	1.26%	1.32%	1.31%	1.30%	1.27%
Ratio of net investment income to average net assets ^ (2)	1.68%	1.85%	2.25%	2.63%	2.54%	2.51%	2.53%
Portfolio turnover rate #	9.30%	22.02%	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
+	Unaudited.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA CLASS I

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six				Seven		Period
	Months	Year	Year	Year	Months	Year	From
	Ended	Ended	Ended	Ended	Ended	Ended	8/1/16* to
	1/31/22+	7/31/21	7/31/20	7/31/19	7/31/18	12/31/17	12/30/16
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36	$10.39	$10.32	$10.07	$10.26	$10.20	$10.65

Income (loss) from investment operations:
Net investment income (loss)	$0.09	$0.22	$0.26	$0.29	$0.16	$0.28	$0.12
Net realized and unrealized gain (loss) on investments (1)	(0.34)	(0.03)	0.07	0.25	(0.19)	0.06	(0.45)
Total from investment operations	$(0.25)	$0.19	$0.33	$0.54	$(0.03)	$0.34	$(0.33)

Less Distributions:
Dividends from net investment income	$(0.09)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)
Total distributions	$(0.09)	$(0.22)	$(0.26)	$(0.29)	$(0.16)	$(0.28)	$(0.12)

NET ASSET VALUE, END OF PERIOD	$10.02	$10.36	$10.39	$10.32	$10.07	$10.26	$10.20

Total Return (excludes any applicable sales charge) #	(2.40%)	1.83%	3.22%	5.47%	(0.25%)	3.38%	(3.11%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$1,886	$2,069	$2,150	$2,132	$920	$649	$386
Ratio of expenses to average net assets after waivers ^ (2)	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets before waivers ^	0.97%	0.99%	1.01%	1.09%	1.06%	1.04%	1.05%
Ratio of net investment income to average net assets ^ (2)	1.95%	2.10%	2.50%	2.88%	2.78%	2.75%	2.82%
Portfolio turnover rate #	9.30%	22.02%	21.95%	23.16%	7.57%	11.14%	13.28%

(1)

Net realized and unrealized gain/(loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(2)	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.
*	Commencement of operations.
^	Annualized for periods less than one year.
#	Not annualized for periods less than one year.
+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses - The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes - The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/21	1/31/22	Period*	Ratio
Kansas Municipal Fund
Actual - Class A	$1,000.00	$999.74	$4.94	0.98%
Actual - Class I	$1,000.00	$999.75	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Maine Municipal Fund
Actual - Class A	$1,000.00	$999.71	$4.94	0.98%
Actual - Class I	$1,000.00	$999.73	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Nebraska Municipal Fund
Actual - Class A	$1,000.00	$999.74	$4.94	0.98%
Actual - Class I	$1,000.00	$999.76	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Oklahoma Municipal Fund
Actual - Class A	$1,000.00	$999.68	$4.94	0.98%
Actual - Class I	$1,000.00	$999.69	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of Montana
Actual - Class A	$1,000.00	$999.71	$4.94	0.98%
Actual - Class I	$1,000.00	$999.72	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Viking Tax-Free Fund of North Dakota
Actual - Class A	$1,000.00	$999.74	$4.94	0.98%
Actual - Class I	$1,000.00	$999.76	$3.68	0.73%
Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Hypothetical - Class I (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied 184 days in the one-half year period, and divided by 365 days in the fiscal year (to reflect the one-half year period).

LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Viking Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources. The Viking Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Viking Fund Management Inc. ("Viking"), as the administrator of the LRMP.

Viking manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis.

At a meeting held on May 3, 2021, Viking provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Viking concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Viking to oversee and manage liquidity risk and ensure the Funds are able to meet redemption requests without significant dilution to the remaining investors' interest in the Funds. During the review period, the Funds' portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that the Funds reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Viking indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds’ website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval (“EDGAR”) database on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(s). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT(s) and N-CSR(s) are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-PORT(s) and N-CSR(s) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds’ website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

At a meeting held on November 1, 2021, the Board of Trustees (the “Board” or the “Trustees”) of Viking Mutual Funds (the “Trust”), including a majority of the trustees who are neither a party to the advisory agreement nor “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of its series (each, a “Fund,” and together, the “Funds”), and Viking Fund Management, LLC (“Viking” or the “Adviser”).  The Board considered information received and discussions held at the November 1, 2021 Board meeting and, with respect to the Independent Trustees, discussions held at the October 15, 2021 meeting of the Governance Committee.

In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested and reviewed information, provided by the Adviser, that they believed to be reasonably necessary to reach their conclusion.  The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals.  In connection with the renewal of the Advisory Agreement for each Fund, the Board reviewed factors set out in judicial decisions and Securities and Exchange Commission disclosure rules relating to the renewal of advisory contracts, which include, but are not limited to, the following:

(a)     the nature, extent and quality of services provided by the Adviser to the Fund;

(b)     the various personnel furnishing such services and their duties and qualifications;

(c)     the Fund’s investment performance as compared to standardized industry performance data;

(d)     the Adviser’s costs and profitability of furnishing the investment management services to the Fund;

(e)     the extent to which the Adviser realizes economies of scale as the Fund grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

(f)      an analysis of the rates charged by other investment advisers to similar funds;

(g)     the expense ratios of the Fund as compared to data for comparable funds; and

(h)     information with respect to all benefits to the Adviser associated with its relationship with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.

In evaluating the Adviser’s services and fees, among other information, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser, and the advisory fees and other Fund expenses compared to advisory fees and expenses paid by other similar funds.  In reviewing the Advisory Agreement with the Trust on behalf of the Funds, the Trustees considered, among other things, the advisory fees, the Funds’ past performance, the nature, extent and quality of the services provided, the profitability of the Adviser and its affiliates that provide services to the Funds (costs and profits from furnishing services to each Fund), and the contractual expense limitations agreed to by the Adviser with respect to Fund expenses.  The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund.  The Trustees did not identify any single factor discussed above as all-important or controlling.  The Trustees also considered the Adviser’s commitment to contractually or voluntarily limit Fund expenses, the skills and capabilities of the Adviser and the representations from the Adviser that the Funds’ portfolio managers will continue to manage each Fund in substantially the same way as it had been managed.

The following paragraphs summarize the material information and factors considered by the Trustees, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

                Nature, extent and quality of services.  The Board considered that the Adviser currently provides services to 11 funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds to municipal funds.  The Board also considered that the Adviser has a strong culture of compliance and provides quality services.  The Board noted that the experience and expertise of the Adviser are attributable to the long-term focus on managing investment companies and have the potential to enhance the Funds’ future performance.  Based on the information provided, the Board determined that the overall nature, extent and quality of the services provided by the Adviser have historically been, and continue to be, adequate and appropriate.

                Investment performance.  Upon a review of the total return history and category rankings of each Fund, according to Morningstar data, the Board determined that the performance of each Fund was satisfactory and that each Fund has sought to meet its investment objective(s) pursuant to its principal investment strategies.  With respect to index performance comparisons, the Board recognized that the index of each Fund is a general municipal index. In this regard, the Board made the following observations:

As of July 31, 2021, the Morningstar risk rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5- and 10-year periods; (2) Nebraska Municipal Fund was below average for the 3-year period, average for the 5-year period, and above average for the 10-year period; (3) Oklahoma Municipal Fund was above average for the 3-, 5-, and 10-year periods; (4) Maine Municipal Fund was below average for the 3-, 5- and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was low for the 3-year period, below average for the 5-year period, and average for the 10-year period; and (6) Viking Tax-Free Fund for Montana was average for the 3- and 5-year periods, and above average for the 10-year period.

As of July 31, 2021, the Morningstar return rating for Class A shares of: (1) Kansas Municipal Fund was average for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was below average for the 3- and 5-year periods, and average for the 10-year period; (3) Oklahoma Municipal Fund was average for the 3-, 5-  and 10-year periods;  (4) Maine Municipal Fund was below average for the 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below average for the 3-, 5-, and 10-year periods; and (6) Viking Tax-Free Fund for Montana was average for the 3-, 5-, and 10-year periods.

As of July 31, 2021, the Fund performance for Class A shares of: (1) Kansas Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, and below its category median for the 1-year period and at the category median for the 3-, 5-, and 10-year periods; (2) Nebraska Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, and below its category median for the 1-, 3-, 5- and 10-year periods; (3) Oklahoma Municipal Fund was below its index for the 1-, 3-, 5-, and 10-year periods, and at its category median for the 1-, 3-, 5-, and 10-year periods; (4) Maine Municipal Fund was below its index and category median for the 1-, 3-, 5-, and 10-year periods; (5) Viking Tax-Free Fund for North Dakota was below its index for the 1-, 3-, 5-, and 10-year periods and below its category median for the 1-, 3-, 5, and 10-year periods; and (6) Viking Tax-Free Fund for Montana was below its index for the 1-, 3-, 5-, and 10-year periods, below its category median for the 1-year period and at its category median for the 3-, 5-, and 10-year periods.

Profitability.  In connection with its review of advisory fees, the Board also considered the profitability to the Adviser and its affiliates of their relationship to the Funds. In this regard, the Board received information regarding the financial condition of the Adviser and the distributor for the calendar year ended December 31, 2020 and the six months ended June 30, 2021. The Board also received Fund-by-Fund profitability information, which included fees and expenses of the Adviser as well as the affiliated distributor and transfer agent.  Based on the information provided, the Board concluded that the level of profitability under the Advisory Agreement was not unreasonable in light of the services provided and taking into account fees and expenses of affiliated service providers to the Funds.

                Economies of scale.  The Board considered whether there were economies of scale with respect to management of the Funds and whether the Adviser would benefit from any economies of scale.  In this regard, the Board considered information regarding each Fund’s size and noted that the size of the Fund had not reached an asset level at which the Adviser would benefit from economies of scale.  The Board also noted that each Fund’s expenses are managed pursuant to a contractual expense limitation. The Board noted a general increase in Trust assets since the last contract renewal. The Board determined that the advisory fees are structured appropriately based on the size of the Funds.

                Analysis of the rates charged by other investment advisers to similar funds.  The Board considered that a comparison of the advisory fees charged by the Adviser with respect to the Funds to advisory fees charged by other investment advisers to other funds with a similar investment strategy and size, as compiled by the Adviser, reflected that the fees charged by the Adviser are comparable to those charged by other investment advisers to other similar funds.

                Expense ratios of the Fund as compared to data for comparable funds.  The Board considered that a comparison of the net annual operating expense for Class A shares of each Fund to other funds with a similar investment strategy and size, as determined by the Adviser, reflected that the net operating expense of 0.98% for Class A shares of each Fund is comparable to, although generally higher than, that of other similar funds.

Information with respect to all benefits to the Adviser associated with the Fund, including an analysis of so-called “fallout” benefits or indirect profits to the Adviser from its relationship to the Fund.  The Board noted that the Adviser and its affiliates do not realize material direct benefits from their relationship to the Funds except for fees earned for services provided.  The Board considered that the Adviser uses an internal model to provide services to the Funds and that the Adviser or its affiliates provide most services to the Funds including distribution and transfer agency services. The Board considered that the Adviser does not benefit from soft dollar arrangements with respect to securities trading in the Funds in light of the types of securities traded for the Funds.  The Board considered the foregoing in reaching its conclusion that the advisory fees are reasonable.

In voting unanimously to renew the Advisory Agreement, the Board did not identify any single factor as being of paramount importance.  The Board unanimously determined that, after considering all relevant factors, the renewal of the Advisory Agreement is in the best interests of each of the Funds and that the advisory fees are reasonable in light of the nature, extent and quality of services provided by the Adviser.

Equity Funds

Integrity Dividend Harvest Fund

Integrity ESG Growth & Income Fund

Integrity Mid-North American Resources Fund

Corporate Bond Fund

Integrity High Income Fund

State-Specific Tax-Exempt Bond Funds

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

Oklahoma Municipal Fund

Viking Tax-Free Fund for Montana

Viking Tax-Free Fund for North Dakota

Government Bond Fund

Integrity Short Term Government Fund

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant’s code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant’s annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 1, 2022

By: /s/ Shelly Nahrstedt
Shelly Nahrstedt
Treasurer

April 1, 2022